Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of deferred taxes	Deferred Tax Assets:
	2020	2019

Net operating loss carry-forward	$1,313,000	$1,419,000

Less: valuation allowance	(1,313,000)	(1,419,000)

Net deferred tax asset	$—	$—

Schedule of expected income tax expense (benefit)

The difference between the expected income tax expense (benefit) and the actual tax expense (benefit) computed by using the Federal statutory rate of 21% is as follows:

	Year Ended December 31,
	2020	2019
Expected income tax benefit (loss) at statutory rate of 21%	$79,000	$22,000
State and local tax benefit (loss), net of federal	27,000	7,500
	(106,000)
Change in valuation account	(4,000)	(29,500)
Income tax expense (benefit)	$—	$—